Fair Value of Financial Instruments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 02, 2020	Apr. 30, 2020
Debt Securities, Available-for-sale, Unrealized Loss Position [Line Items]
Fair value assets level 1 to 2 transfers	$ 0	$ 0
Fair value assets level 2 to 1 transfers	0	0
Fair value liabilities level 1 to 2 transfers	0	0
Fair value liabilities level 2 to 1 transfers	0	0
Fair value assets transfers in to level 3	0	0
Fair value assets transfers out of level 3	0	0
Fair value liability transfers in to level 3	0	0
Fair value liability transfers out of level 3	0	0
Carrying value	9,369	$ 2,825
Debt instrument, face amount			$ 2,990
Convertible note
Debt Securities, Available-for-sale, Unrealized Loss Position [Line Items]
Fair value of debt	3,264
Carrying value	3,325
Paycheck Protection Program loan
Debt Securities, Available-for-sale, Unrealized Loss Position [Line Items]
Fair value of debt	1,749
Carrying value	$ 1,749			$ 1,749